Note 12 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Accounts payable and other	$ 6,893	$ 4,233
Current income tax liability	2,949	0
Deferred income tax liability	898	0
Lease obligations	5,113	3,084
Cash collateral and amounts held in escrow	7,887	4,012
Holdbacks payable on loan and lease receivables	110,764	96,064
Other liabilities	$ 134,504	$ 107,393